Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Cash	$ 13,333,034	$ 1,801,180	$ 5,311,693	$ 4,668,745
Short-term investments	3,335,640		2,266,069
Inventories	1,475,924		1,403,582
Other current assets	106,244		108,224
Property and equipment, net	1,327,658		1,315,326	$ 1,315,326
Deposits for plant, property and equipment	1,013,825		849,245
Right of use assets	363,318		553,904
Other noncurrent assets	67,089		92,992
Total Assets	34,275,319		22,635,127
Other current liabilities	167,379		68,579
Total Liabilities	1,355,257		2,035,931
Revenue	3,874,080	418,219
Variable Interest Entity, Primary Beneficiary [Member]
Property, Plant and Equipment [Line Items]
Cash	1,142,514		362,384
Short-term investments	3,335,640		2,266,069
Inventories	1,475,924		1,403,582
Loans due from a third party	2,785,636		2,222,191
Other current assets	607,423		292,917
Investments in equity investees	1,096,370
Property and equipment, net	1,327,658		1,315,326
Deposits for plant, property and equipment	1,013,825		849,245
Right of use assets	363,318		553,904
Other noncurrent assets	133,611		159,434
Total Assets	13,281,919		9,425,052
Due to MYT	10,466,925		7,270,932
Other current liabilities	1,050,524		885,515
Total Liabilities	11,517,449		$ 8,156,447
Revenue	3,874,080	418,219
Net income (loss)	$ 377,453	$ (847,182)